Fair Value Measurements (Schedule Of Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurements [Abstract]
Foreign currency translation adjustments and other	$ (730)	$ 2,234
Unrealized holding gain on marketable securities	2,820	7,017
Unrealized holding gain on cash flow derivatives	8,774	5,120
Income tax benefit	$ 10,864	$ 14,371